UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
September 30, 2018

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone Alternative Alpha ETF

AlphaClone Alternative Alpha ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the AlphaClone Alternative Alpha ETF (“ALFA” or the “Fund”). The following information pertains to the fiscal period of April 1, 2018 through September 30, 2018 (the “Period”).

The Fund seeks to track the total return performance, before fees and expenses, of the AlphaClone Hedge Fund Masters Index (the “Index”). The Index is designed to track the performance of US-exchange traded equity securities selected based on a proprietary hedge fund position replication methodology developed by AlphaClone.

The Fund had positive performance during the Period. The market price return for ALFA was 17.53% and the NAV return was 17.54% while the S&P 500, a broad market index, had a total return of 11.41% over the same Period. The Fund’s underlying Index returned 17.93% for the Period.  Meanwhile, outstanding shares ended the Period at 500,000.

For the Period, the largest positive contributor to return was Carvana Company (CVNA), adding 2.94% to the return of the Fund, gaining 117.96% with an average weighting of 2.16%. The second largest contributor to return was eHealth, Inc. (EHTH), adding 1.95% to the return of the Fund, gaining 105.66% with an average weighting of 2.05%.  The third largest contributor to return was Avexis, Inc. (AVXS), adding 1.92% to the return of the Fund, gaining 76.27% with an average weighting of 0.84%.

For the Period, the largest negative contributor to return was Hudbay Minerals, Inc. (HBM), detracting 0.71% from the return of the Fund, declining 28.87% with an average weighting of 1.54%. The security contributing second-most negatively was NetEase, Inc. (NTES), detracting 0.58% from the return of the Fund, and declining 24.17% with an average weighting of 1.77%. The third largest negative contributor to return was Blueprint Medicines Corporation (BPMC), detracting 0.52% from the return of the Fund, and declining 20.49% with an average weight of 1.58%.

We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

AlphaClone Alternative Alpha ETF

Must be preceded or accompanied by a prospectus

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone Alternative Alpha ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Real Estate Investment Trusts (“REITS”) may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities

The AlphaClone Hedge Fund Masters Index tracks the performance of US-traded equity securities to which hedge funds and institutional investors have disclosed significant exposure. The proprietary index methodology developed by AlphaClone ranks hedge funds and institutional investors based on the efficacy of replicating their publicity disclosed positions. Equities are selected from those managers with the highest ranking, or “Clone Score”.

AlphaClone, Inc. (the “Index Provider”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the index’s constituents. Public filings may not disclose all an investment manager’s positions.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500 Index (SPX) is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Exchange Traded Concepts LLC is the Adviser to AlphaClone Alternative Alpha ETF which is distributed by Quasar Distributors LLC. Quasar is not affiliated with Exchange Traded Concepts LLC or AlphaClone, Inc.

AlphaClone Alternative Alpha ETF

PORTFOLIO ALLOCATION
As of September 30, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	31.8%
Communication Services	20.9
Consumer Discretionary	18.6
Health Care	9.9
Financials	9.0
Industrials	4.9
Investments purchased with proceeds from Securities Lending	4.4
Energy	2.5
Real Estate	2.3
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	-4.4
Total	100.0%

	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.9%

	Communication Services – 20.9%
8,207	Activision Blizzard, Inc.	$682,740
489	Alphabet, Inc. – Class C (a)	583,607
2,657	Baidu, Inc. – ADR (a)	607,603
1,992	Charter Communications, Inc. – Class A (a)	649,153
4,713	Electronic Arts, Inc. (a)	567,869
3,421	Facebook, Inc. – Class A (a)	562,618
1,665	Netflix, Inc. (a)	622,926
16,938	Twitter, Inc. (a)	482,056
12,765	Zillow Group, Inc. – Class A (a)	564,213
		5,322,785

	Consumer Discretionary – 18.6%
3,352	Alibaba Group Holding, Ltd. – ADR (a)	552,275
317	Amazon.com, Inc. (a)	634,951
9,706	Carvana Company (a)+	573,528
16,730	Dick’s Sporting Goods, Inc.	593,580
12,627	Etsy, Inc. (a)	648,775
3,009	Home Depot, Inc.	623,314
7,348	NIKE, Inc. – Class B	622,523
1,896	Tesla, Inc. (a)+	502,004
		4,750,950

	Energy – 2.5%
9,119	Cheniere Energy, Inc. (a)	633,679

	Financials – 9.0%
1,342	Credit Acceptance Corporation (a)	587,890
9,736	Interactive Brokers Group, Inc. – Class A	538,498
500	Markel Corporation (a)	594,245
3,472	Moody’s Corporation	580,518
		2,301,151

	Health Care – 9.9%
6,204	AbbVie, Inc.	586,774
3,065	Amgen, Inc.	635,344
8,340	Baxter International, Inc.	642,931
1,764	Illumina, Inc. (a)	647,494
		2,512,543

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.9% (Continued)

	Industrials – 4.9%
6,788	Genesee & Wyoming, Inc. – Class A (a)	$617,640
4,481	United Technologies Corporation	626,489
		1,244,129

	Information Technology – 31.8%
2,534	Alliance Data Systems Corporation	598,429
24,136	First Data Corporation – Class A (a)	590,608
2,758	FleetCor Technologies, Inc. (a)	628,383
12,575	Intel Corporation	594,672
2,877	Mastercard, Inc. – Class A	640,449
5,525	Microsoft Corporation	631,894
6,583	NXP Semiconductors NV	562,847
6,754	PayPal Holdings, Inc. (a)	593,271
3,992	salesforce.com, Inc. (a)	634,848
4,213	Shopify, Inc. – Class A (a)	692,870
4,182	Visa, Inc. – Class A	627,676
5,576	Wix.com, Ltd. (a)	667,447
3,560	Zebra Technologies Corporation – Class A (a)	629,515
		8,092,909

	Real Estate – 2.3%
4,081	American Tower Corporation (b)	592,970
	TOTAL COMMON STOCKS (Cost $24,402,433)	25,451,116

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.1%
30,650	Invesco Short-Term Investments Trust – Government
	& Agency Portfolio, Institutional Class, 1.97%*	$30,650
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,650)	30,650

	INVESTMENTS PURCHASED WITH PROCEEDS
	FROM SECURITIES LENDING – 4.4%
1,129,789	First American Government Obligations Fund,
	Class Z, 1.98%*	1,129,789
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
	FROM SECURITIES LENDING (Cost $1,129,789)	1,129,789
	Total Investments (Cost $25,562,872) – 104.4%	26,611,555
	Liabilities in Excess of Other Assets – (4.4)%	(1,133,990)
	TOTAL NET ASSETS – 100.0%	$25,477,565

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Real Estate Investment Trust (“REIT”).
+	All or a portion of this security is on loan as of September 30, 2018. Total value of securities on loan is $1,021,661.
*	Rate shown is the annualized seven-day yield as of September 30, 2018.

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF ASSETS & LIABILITIES
September 30, 2018 (Unaudited)

ASSETS
Investments in securities, at value*+		$26,611,555
Dividends and interest receivable		8,847
Securities lending income receivable		516
Total assets		26,620,918

LIABILITIES
Collateral received for securities loaned		1,129,789
Management fees payable		13,564
Total liabilities		1,143,353

NET ASSETS		$25,477,565

Net assets consist of:
Paid-in capital		$61,305,747
Total distributable earnings (accumulated deficit)		(35,828,182)
Net assets		$25,477,565

Net assets value:
Net assets		25,477,565
Shares outstanding^		500,000
Net asset value, offering and redemption price per share	$
50.96

* Identified Cost:
Investment in securities		$25,562,872

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $1,021,661.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENT OF OPERATIONS
For the Six-Months Ended September 30, 2018 (Unaudited)

INCOME
Dividends*	$79,159
Interest	176
Securities lending income	7,839
Total investment income	87,174

EXPENSES
Management fees	80,982
Total expenses	80,982
Net investment income (loss)	6,192

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	2,717,370
Foreign currency	13
Change in unrealized appreciation (depreciation) on investments	1,241,335
Net realized and unrealized gain (loss)
on investments	3,958,718
Net increase (decrease) in net assets
resulting from operations	$3,964,910

*	Net of foreign taxes withheld of $2,097.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
OPERATIONS
Net investment income (loss)	$6,192	$47,468
Net realized gain (loss) on investments
and foreign currency	2,717,383	5,015,706
Change in unrealized appreciation
(depreciation) on investments	1,241,335	(1,208,376)
Net increase (decrease) in net assets
resulting from operations	3,964,910	3,854,798

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	2,440,035	—
Payments for shares redeemed	(4,770,765)	(10,357,350)
Net increase (decrease) in
net assets derived from
capital share transactions (a)	(2,330,730)	(10,357,350)
Net increase (decrease) in net assets	$1,634,180	$(6,502,552)

NET ASSETS
Beginning of period/year	$23,843,385	$30,345,937
End of period/year	$25,477,565	$23,843,385 *

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
	Shares	Shares
Subscriptions	50,000	—
Redemptions	(100,000)	(250,000)
Net increase (decrease)	(50,000)	(250,000)

*	Includes accumulated undistributed net investment income of $48,965.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year

	Six-Months Ended
	September 30, 2018
	(Unaudited)
Net asset value, beginning of period/year	$43.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.01
Net realized and unrealized gain (loss) on investments	7.60
Total from investment operations	7.61

LESS DISTRIBUTIONS:
Distributions from:
Net investment income	—
Net realized gain	—
Total distributions	—

Net asset value, end of period/year	$50.96

Total return	17.54	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$25,478

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(7)
Expenses excluding dividend and interest expense
on short positions to average net assets	0.65	%(7)
Net investment income to average net assets	0.05	%(7)
Net investment income excluding dividend and interest income
on short positions to average net assets	0.05	%(7)
Portfolio turnover rate(9)	112	%(5)

(1)	Calculated based on average shares outstanding during the period/year.
(2)	Includes $0.26 gain per share derived from payment from sub-adviser.
(3)
During the year ended March 31, 2018, the Fund had a trade error where the incorrect tracking index was used during a regularly scheduled rebalance. This resulted in a loss to the Fund in the amount of $169,295 which was subsequently reimbursed to the Fund by the Sub-Adviser.

(4)	Less than 0.005 per share.
(5)	Not annualized.
(6)	Before payment from sub-adviser for the loss resulting from a trade error, the total return for the year would have been 13.6%.
(7)	Annualized.
(8)	Effective December 27, 2017, the Adviser reduced its management fee from 0.95% to 0.65%. See Note 3.
(9)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period/year (Continued)

Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
March 31,		March 31,	March 31,	March 31,	March 31,
2018		2017	2016	2015	2014
$37.93		$33.54	$45.18	$38.04	$30.81

0.07		0.09	(0.29)	(0.06)	0.03
5.35	(2)(3)	4.30	(11.35)	7.20	7.58
5.42		4.39	(11.64)	7.14	7.61

—		—	—	0.00 (4)	0.00 (4)
—		—	—	—	(0.38)
—		—	—	—	(0.38)

$43.35		$37.93	$33.54	$45.18	$38.04

14.29	%(3)(6)	13.09%	-25.76%	18.78%	24.79%

$23,843		$30,346	$95,598	$131,021	$87,487

0.88	%(8)	0.97%	2.19%	0.95%	0.95%

0.88	%(8)	0.95%	0.95%	0.95%	0.95%
0.18%		0.25%	-0.70%	-0.14%	0.08%

0.18%		0.27%	0.54%	-0.14%	0.08%
371%		183%	194%	78%	66%

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the price and yield, before fees and expenses, of the AlphaClone Hedge Fund Masters Index. The Fund commenced operations on May 30, 2012.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,451,116	$—	$—	$25,451,116
Investment Purchased
with Proceeds from
Securities Lending	1,129,789	—	—	1,129,789
Short-Term
Investments	30,650	—	—	30,650
Total Investments
in Securities	$26,611,555	$—	$—	$26,611,555

^ See Schedule of Investments for sector breakouts.

For the six-months ended September 30, 2018, the Fund did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the most recently completed fiscal period end, the Fund did not incur any interest or penalties.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in publicly traded partnerships generally are comprised of ordinary income and return of capital from the partnerships. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded, as the actual character of these distributions are not known until after the fiscal year end of the Fund.

Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

E.
Short Positions. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statement of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund maintains segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above. With the change in the Fund’s underlying index that became effective December 27, 2017, the Fund no longer sell securities short and subsequently, the Fund held no securities short on September 30, 2018.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on Fund securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to partnerships and net operating losses. For the year ended March 31, 2018, the following table shows the reclassifications made:

Undistributed Net	Accumulated
Investment	Net Realized
Income/(Loss)	Gain/(Loss)	Paid-In Capital
$1,497	$(1,033,708)	$1,032,211

K.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to September 30, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

L.
New Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the Disclosure Framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses. Effective December 27, 2017, the Fund pays the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets for services provided to the Fund. Prior to December 27, 2017, the Fund paid the Adviser 0.95% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33⅓ percent of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian, who also serves as the securities lending agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. In accordance with the Trust's Procedures Governing Securities Lending, the value of loaned securities shall be marked-to-market daily and the amount of collateral must

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

be greater than or equal to 100% of the value of each security loaned at all times. The collateral must be received by the Trust’s custodian, concurrently with delivery of the loaned securities to the borrower and immediately thereafter whenever the collateral is less than 100% of the value of the securities loaned. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand. As of September 30, 2018, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of September 30, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Values of Securities on Loan	Collateral Received*
$1,021,661	$1,129,789

*
The cash collateral received was invested in the First American Government Obligations Fund, Class Z as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund during the six-months ended September 30, 2018, was $7,839.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the six-months ended September 30, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were, $27,460,357 and $27,467,193, respectively.

During the six-months ended September 30, 2018, there were no purchases or sales of U.S. Government securities.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

During the six-months ended September 30, 2018, in-kind transactions associated with creations and redemptions were $2,435,831 and $4,760,704, respectively.

NOTE 6 – INCOME TAX INFORMATION

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are analyzed at fiscal year-end; accordingly, tax-basis balances have not been determined for the six-month period ended September 30, 2018.

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2018 were as follows:

Tax cost of investments	$25,862,409
Gross tax unrealized appreciation	1,015,013
Gross tax unrealized depreciation	(1,358,809)
Net tax unrealized appreciation (depreciation)	(343,796)
Undistributed ordinary income	48,965
Undistributed long-term capital gains	—
Total distributable earnings	48,965
Other accumulated gain (loss)	(39,498,261)
Total accumulated gain (loss)	$(39,793,092)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of March 31, 2018, the Fund deferred, on a tax basis, no post-October or late-year ordinary losses.

As of March 31, 2018, the Fund had a short-term capital loss carryforward of $38,297,72 and a long-term capital loss carryforward of $1,200,499. These amounts do not have an expiration date. During the year ended March 31, 2018, the Fund utilized $4,131,556 of its capital loss carryforward.

There were no distributions paid by the Fund during the six-months ended September 30, 2018 and year ended March 31, 2018.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $200, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RISKS

Sector Risk. To the extent that the Fund invests more heavily in particular sectors or regions of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or regions.

AlphaClone Alternative Alpha ETF

EXPENSE EXAMPLE
For the Six-Months Ended September 30, 2018 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 – September 30, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2018	September 30, 2018	During the Period(1)
Actual	$1,000.00	$1,175.40	$3.54
Hypothetical (5% annual	$1,000.00	$1,021.81	$3.29
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.65%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AlphaClone Alternative Alpha ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended March 31, 2018, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended March 31, 2018 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800)-617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.alphaclonefunds.com.

AlphaClone Alternative Alpha ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.alphaclonefunds.com.

 (This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia 30076

Index Provider
AlphaClone, Inc.
One Market Street
Steuart Tower, Suite 1208
San Francisco, California 94105

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and acting principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*  /s/ Paul R. Fearday
      Paul R. Fearday, President (principal executive officer)

Date  November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
       Paul R. Fearday, President (principal executive officer)

Date  November 26, 2018

By (Signature and Title)*    /s/ Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal financial officer)

Date  November 26, 2018

* Print the name and title of each signing officer under his or her signature.